Income Taxes (Details) - Schedule of deferred tax assets and liabilities classified in consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities classified in consolidated balance sheets [Abstract]
Deferred tax assets (under "Other non-current assets")	$ 5,586	$ 2,118
Deferred tax liabilities	42	41
Net deferred tax assets	$ 5,544	$ 2,077